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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2008

Check here if Amendment |_|: Amendment Number: __________

     This Amendment (Check only one):
     |_| is a restatement
     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GENEVA INVESTMENT MANAGEMENT OF CHICAGO, LLC
Address: 181 WEST MADISON, SUITE 3575, CHICAGO, IL 60602

Form 13F File Number 28-10799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Thomas S. Bridges
Title: Principal
Phone: 312-422-1720

Signature, Place, and Date of Signing:

/s/ Thomas S. Bridges                                        November 4, 2008
-------------------------------------    Chicago, Illinois   -----------------
             (Signature)                   (City, State)           (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: 1,369,697
                                       (thousands)

List of Other Included Managers:

NONE

                           FORM 13F INFORMATION TABLE
                                    9/30/2008

          COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8

            NAME                 TITLE                 VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
          OF ISSUER             OF CLASS     CUSIP   (X$1,000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ALCON INC                       COM SHS    h01301102    70,236      434869             SOLE                 434869
STERICYCLE INC                    COM      858912108    57,868      982318             SOLE                 982318
MCDONALDS CORP                    COM      580135101    46,558      754582             SOLE                 754582
BLACKROCK INC                     COM      09247x101    44,482      228697             SOLE                 228697
MASTERCARD INC                   CL A      57636q104    39,557      223068             SOLE                 223068
SCHWAB CHARLES CORP NEW           COM      808513105    39,436     1516760             SOLE                1516760
APPLE INC                         COM      037833100    38,673      340251             SOLE                 340251
CELGENE CORP                      COM      151020104    37,694      595677             SOLE                 595677
GILEAD SCIENCES INC               COM      375558103    35,458      777070             SOLE                 777070
FASTENAL CO                       COM      311900104    34,552      699565             SOLE                 699565
AMAZON COM INC                    COM      023135106    34,421      473082             SOLE                 473082
MORNINGSTAR INC                   COM      617700109    32,317      582610             SOLE                 582610
PRICE T ROWE GROUP INC            COM      74144t108    31,156      580084             SOLE                 580084
MAGELLAN MIDSTREAM PRTNRS
LP                          COM UNIT RP LP 559080106    30,541      942630             SOLE                 942630
HDFC BANK LTD               ADR REPS 3 SHS 40415f101    30,141      354812             SOLE                 354812
TRANSOCEAN INC                  SHS NEW    G90073100    29,548      269006             SOLE                 269006
MONSANTO CO                       COM      61166w101    29,482      297855             SOLE                 297855
QUALCOMM INC                      COM      747525103    28,833      670996             SOLE                 670996
CH ROBINSON WORLDWIDE           COM NEW    12541w209    28,581      560843             SOLE                 560843
DIAGEO P L C                 SPON ADR NEW  25243q205    27,787      403535             SOLE                 403535
RESEARCH IN MOTION LTD            COM      760975102    27,450      401898             SOLE                 401898
PHILIP MORRIS INTL INC            COM      718172109    26,577      552543             SOLE                 552543
EXELON CORP                       COM      30161n101    26,350      420798             SOLE                 420798
PLAINS ALL AMERN PIPELINE L UNIT LTD PARTN 726503105    25,234      636888             SOLE                 636888
SIMON PPTY GROUP INC NEW          COM      828806109    24,549      253084             SOLE                 253084
AIRGAS INC                        COM      009363102    24,352      490476             SOLE                 490476
ITRON INC                         COM      465741106    24,318      274683             SOLE                 274683
CHEVRON CORP NEW                  COM      166764100    24,218      293619             SOLE                 293619
ICON PUB LTD CO              SPONSORED ADR 45103T107    23,422      612348             SOLE                 612348
ENTERPRISE PRODUCTS
PARTNERS L.P. (EPD)               COM      293792107    22,930      889790             SOLE                 889790
CSX CORP                          COM      126408103    22,891      419481             SOLE                 419481
STRYKER CORP                      COM      863667101    22,584      362510             SOLE                 362510
ABBOTT LABS                       COM      002824100    22,285      387021             SOLE                 387021
PROLOGIS                      SH BEN INT   743410102    21,626      524013             SOLE                 524013
NUVASIVE INC COM                  COM      670704105    21,450      434833             SOLE                 434833
U S BANCORP DEL NEW             COM NEW    902973304    19,775      549001             SOLE                 549001
COVANCE INC                       COM      222816100    19,128      216351             SOLE                 216351
COCA COLA COM                     COM      191216100    18,844      356347             SOLE                 356347
CAPELLA ED CO                     COM      139594105    18,767      437878             SOLE                 437878
ITC HLDGS CORP COM                COM      465685105    17,192      332083             SOLE                 332083
ULTIMATE SOFTWARE GROUP           COM      90385d107    17,044      631242             SOLE                 631242
DIGITAL RLTY TR INC               COM      253868103    14,985      317138             SOLE                 317138
EXPRESS SCRIPTS INC  COM          COM      302182100    14,806      200571             SOLE                 200571
MSCI INC                         CL A      55354G100    13,326      555236             SOLE                 555236
VENTAS, INC.                      COM      92276F100    13,321      269542             SOLE                 269542
ENERGY TRANSFER PARTNERS
LP (ETP)                    UNIT LTD PARTN 29273r109    12,763      346543             SOLE                 346543
COPANO ENERGY, LLC             COM UNITS   217202100    12,642      516854             SOLE                 516854
PEOPLE'S UNITED FINANCIAL,
INC.                              COM      712704105    12,036      625266             SOLE                 625266
EXPEDITORS INTL WASH INC          COM      302130109    11,522      330706             SOLE                 330706
VERIZON COMMUNICATNS COM          COM      92343v104     8,836      275337             SOLE                 275337
MARKWEST ENERGY PARTNERS
L.P.                        UNIT LTD PARTN 570759100     8,821      348945             SOLE                 348945
AMERICAN WATER WORKS
COMPANY INC                       COM      030420103     8,082      375930             SOLE                 375930
CISCO SYSTEMS INC                 COM      17275r102     7,077      313684             SOLE                 313684
WASTE MANAGEMENT, INC.            COM      94106L109     6,719      213370             SOLE                 213370
NOVAMED EYECARE, INC.             COM      66986W108     6,454     1361498             SOLE                1361498
------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                1,369,697  27,215,817                              27,215,817